FAIR VALUE MEASUREMENTS - Investments Measured at Fair Value on a Recurring Basis (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Fair Value	$ 60,448,581	$ 52,914,497
Maximum
EBP, Investment, Fair Value and NAV [Line Items]
NAV Redemption Notice Period	12 months	12 months
Minimum
EBP, Investment, Fair Value and NAV [Line Items]
NAV Redemption Notice Period	0 days	0 days
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Fair Value	$ 23,935,707	$ 22,511,211
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Fair Value	36,512,874	30,403,286
Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Fair Value	23,935,707	22,511,211
Employer, Common Stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Fair Value	23,935,707	22,511,211
Employer, Common Stock | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Fair Value	0	0
Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Fair Value	36,512,874	30,403,286
Collective Trust Funds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Fair Value	0	0
Collective Trust Funds | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Fair Value	$ 36,512,874	$ 30,403,286